Leases (Tables)	12 Months Ended
Jun. 30, 2024
Leases
Schedule of reconciliation of changes in right-of-use assets

		Company	Total
	Land and	Cars and	right-of-
(in € thousands)	buildings	Equipment	use assets
Cost
As of July 1, 2022	47,853	95	47,948
Additions	41,516	97	41,613
As of June 30, 2023	89,369	193	89,561

Accumulated Depreciation and Impairment
As of July 1, 2022	26,207	66	26,273
Depreciation Charge of the year	8,466	26	8,492
As of June 30, 2023	34,673	92	34,764

Carrying Amount
As of July 1, 2022	21,646	31	21,677
As of June 30, 2023	54,696	101	54,797

		Company	Total
	Land and	Cars and	right-of-
(in € thousands)	buildings	Equipment	use assets
Cost
As of July 1, 2023	89,369	193	89,561
Additions	141	20	161
As of June 30, 2024	89,510	213	89,722

Accumulated Depreciation and Impairment
As of July 1, 2023	34,673	92	34,765
Depreciation Charge of the year	9,446	43	9,489
As of June 30, 2024	44,119	135	44,254

Carrying Amount
As of July 1, 2023	54,696	101	54,797
As of June 30, 2024	45,390	78	45,468